UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/14/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total: $         109,074



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERADA HESS CORP.             COM              023551104     3740    55100 SH       SOLE                    55100
APPLE COMPUTER INC             COM              037833100      626    43200 SH       SOLE                    43200
AT&T CORP WIRELESS GROUP       COM              00209A106      273    66200 SH       SOLE                    66200
BIOGEN INC.                    COM              090597105     1543    52700 SH       SOLE                    52700
BRISTOL MYERS- SQUIBB          COM              110122108     2380   100000 SH       SOLE                   100000
CATERPILLAR INC DEL            COM              149123101      752    20200 SH       SOLE                    20200
CISCO SYSTEMS                  COM              17275R102      154    14700 SH       SOLE                    14700
CONOCOPHILLIPS                 COM              20825C104     4402    95200 SH       SOLE                    95200
EXXON MOBIL CORP               COM              30231G102     1754    55000 SH       SOLE                    55000
FORD MOTOR COMPANY             COM              345370860     3724   380000 SH       SOLE                   380000
GENERAL DYNAMICS CORP          COM              369550108     4473    55000 SH       SOLE                    55000
GENERAL ELECTRIC CORP.         COM              369604103     3725   151100 SH       SOLE                   151100
GENERAL MTRS CORP COM          COM              370442105     4827   124100 SH       SOLE                   124100
HEALTH MANAGEMENT CL A         COM              421933102     3166   156600 SH       SOLE                   156600
HEWLETT PACKARD                COM              428236103      929    79600 SH       SOLE                    79600
HONEYWELL INC COM              COM              438516106     4131   190700 SH       SOLE                   190700
HUMANA INC                     COM              444859102     4122   332400 SH       SOLE                   325400              7000
INTEL CORP.                    COM              458140100     6567   472800 SH       SOLE                   464800              8000
JP MORGAN CHASE                COM              46625H100     2586   136200 SH       SOLE                   133200              3000
MCKESSON HBOC Inc              COM              58155Q103     3606   127300 SH       SOLE                   127300
MERCK & CO INC COM             COM              589331107     2857    62500 SH       SOLE                    60000              2500
MOTOROLA INC COM               COM              620076109     2369   232700 SH       SOLE                   232700
MYLAN LABS INC COM             COM              628530107     4374   133600 SH       SOLE                   133600
NEWMONT MINING CORP            COM              651639106     4402   160000 SH       SOLE                   160000
NORTHERN TRUST COM             COM              665859104     2640    70000 SH       SOLE                    70000
RAYTHEON CO                    COM              755111507     5910   201700 SH       SOLE                   199700              2000
SANMINA CORP-SCI CORP          COM              800907107     2031   733100 SH       SOLE                   733100
SCHERING PLOUGH CORP           COM              806605101     4307   202000 SH       SOLE                   202000
SCHLUMBERGER LTD               COM              806857108     3231    84000 SH       SOLE                    84000
SOLECTRON CORP COM             COM              834182107      161    76100 SH       SOLE                    60000             16100
SPRINT PCS GROUP               COM              852061506     1424   726700 SH       SOLE                   706700             20000
STATE STREET BOSTON CORP       COM              857477103     1546    40000 SH       SOLE                    40000
SUN MICROSYSTEMS               COM              866810104     7032  2715100 SH       SOLE                  2683100             32000
TEXAS INSTRUMENTS              COM              882508104     3975   269100 SH       SOLE                   269100
UNOCAL CORP.                   COM              915289102     1761    56100 SH       SOLE                    56100
VERISIGN INC                   COM              92343E102       50    10000 SH       SOLE                                      10000
YAHOO! INC                     COM              984332106     3525   368300 SH       SOLE                   363300              5000